SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CAPITALIZED COSTS

Capitalized Costs Relating to Oil and Gas Producing Activities

	As of December 31,
	2022	2021	2020
Proved properties
Mineral interests	$15,084,658	$15,084,658	$15,084,658
Wells, equipment and facilities	13,655,822	8,743,485	5,827,384
Total proved properties	28,740,480	23,828,143	20,912,042

Unproved properties
Mineral interests	1,151,804	1,151,804	1,113,494
Uncompleted wells, equipment and facilities		-	-
Total unproved properties	1,151,804	1,151,804	1,113,494

Less accumulated depletion and impairment	(21,270,660)	(20,223,663)	(19,573,055)
Net Capitalized Costs	$8,621,624	$4,756,284	$2,452,481

SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT

	Years Ended December 31,
	2022		2021		2020
GWN (Kruh)
Exploration	$			$-	$-
Development		4,912,336		2,916,102	566,244
		$4,912,336		$2,916,102	$566,244
CNE (Citarum)
Exploration	$		$		$155,362
Development		-		38,309	-
	$			$38,309	$155,362
GWN (Rangkas)
Exploration		$-	$		$4,943
Development		-		-	-
		$-		$-	$4,943
Total Costs Incurred in Oil and Gas Property Exploration, and Development		$4,912,336		$2,954,411	$726,549

SCHEDULE OF RESULTS OF OPERATIONS FROM OIL AND GAS PRODUCING ACTIVITIES
	Years Ended December 31,
	2022	2021	2020
Oil and gas revenues	$4,097,403	$2,452,540	$1,980,773
Production costs	(2,953,254)	(2,492,476)	(2,017,856)
Depletion, depreciation, and amortization	(1,139,723)	(810,855)	(698,851)
Result of oil and gas producing operations before income taxes	$4,426	$(850,791)	$(735,934)
Provision for income taxes	-	-	-
Results of oil and gas producing operations	$4,426	$(850,791)	$(735,934)

SCHEDULE OF INDIVIDUAL QUALIFICATIONS OF RESERVES ESTIMATION

The table below shows the individual qualifications of the Company’s internal team that prepares the reserves estimation:

			Total
Reserve	University		professional	Field of professional experience (years)
Estimation Team*	degree major	Degree level	experience (years)	Drilling & Production	Petroleum Engineering	Production Geology	Reserve Estimation
Charlie Wu	Geosciences	Ph.D.	45	12	-	33	23

Denny Radjawane	Geophysics	M.S.	32	12	-	20	15
Fransiska Sitinjak	Petroleum Engineering	M.S.	19	5	14	-	9
Yudhi Setiawan	Geology	B.S.	20	14	2	4	2
Oni Syahrial	Geology	B.S.	16	2	-	14	9
Juan Chandra	Geology	B.S.	17	2	-	15	10

*	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).

SCHEDULE OF PROVED UNDEVELOPED RESERVES WELLS

Following the confirmation of the Kruh Block extension, the Company approved a development plan for a drilling program of 14 Proved Undeveloped Reserves (or PUD) wells, according to the schedule below:

	Unit\Year	2024	2025	2026	Total
Planned PUD wells	Gross well	4	6	4	14
Future wells costs (1)	US$	6,000,000	9,000,000	6,000,000	21,000,000
Total gross PUD added	Bbls	528,472	725,694	431,165	1,685,331
Total net PUD added	Bbls	304,175	417,690	248,168	970,033

(1)	Future wells costs are the capital expenditures associated with the new wells costs and do not include other capital expenditures such as production facilities.

SCHEDULE OF PROVED DEVELOPMENT AND UNDEVELOPED RESERVES

The fiscal 2022 and 2021 proved developed and undeveloped reserves are summarized in the tables below:

	Crude Oil (Bbls) as of December 31,
	2022	Note	2021	Note
Total Proved Developed (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	3,253,617		4,309,877
Revisions of previous estimates	(1,121,980)	(a)	(988,090)	(1)
Improved recovery	(12,763)	(b)	(7,533)	(2)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(62,467)	(c)	(60,637)	(3)
Sale of minerals in place	-		-
End of the period	2,056,407		3,253,617
Net Proved Developed Reserves (PDP) and Undeveloped Reserves (PUD)
Beginning of the period	1,517,841		2,532,934
Revisions of previous estimates	(290,926)	(d)	983,291	(4)
Improved recovery	(7,346)	(e)	(3,514)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	-		-
Production	(35,954)	(f)	(28,288)	(6)
Sale of minerals in place	-		-
End of the period	1,183,615		1,517,841
Total Proved developed reserves (PDP)
Beginning of the period	311,211		239,357
Revisions of previous estimates	5,476	(g)	(32,132)	(7)
Improved recovery	(12,763)		(7,533)	(8)
Purchase of minerals in place	-
Extensions and discoveries	125,425	(h)	104,436
Production	(58,273)	(i)	(57,181)	(9)
Sale of minerals in place	-		-
End of the period	371,076		311,211
Total Proved undeveloped reserves (PUD)
Beginning of the period	2,942,406		4,070,520
Revisions of previous estimates	(1,127,456)	(j)	(1,020,222)	(10)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	(125,425)	(k)	(104,436)
Production	(4,194)	(l)	(3,456)
Sale of minerals in place	-		-
End of the period	1,685,331		2,942,406
Net Proved developed reserves (PDP)
Beginning of the period	145,182		44,542
Revisions of previous estimates	37,095	(m)	82,110	(11)
Improved recovery	(7,346)	(e)	(3,514)	(5)
Purchase of minerals in place	-		-
Extensions and discoveries	72,191	(n)	48,720
Production	(33,540)	(o)	(26,676)	(12)
Sale of minerals in place	-		-
End of the period	213,582		145,182
Net Proved undeveloped reserves (PUD)
Beginning of the period	1,372,659		2,488,392
Revisions of previous estimates	(328,021)	(p)	(1,065,401)	(13)
Improved recovery	-		-
Purchase of minerals in place	-		-
Extensions and discoveries	(72,191)	(q)	(48,720)
Production	(2,414)	(r)	(1,612)
Sale of minerals in place	-		-
End of the period	970,033		1,372,659

(a)	The revision of previous estimates in the amount of negative 1,121,980 bbls refers to the sum of 1) revision of previous PDP reserves estimate of 5,476 bbls (note g) and 2) revision of previous PUD reserves estimate of negative 1,127,456 bbls (note j);

(b)	The improved recovery amount of negative 12,763 bbls refers to the reduced amount of crude oil production of 58,273 bbls (note i) in 2022 compared to previous estimates of 71,036 bbls (prediction in previous year’s model) for Kruh Block in 2021 as a result of rescheduling of drilling program and reserves revision;

(c)	The production in the amount of negative 62,467 bbls refers to the amount of total gross crude oil produced from 1) PDP reserves production in the amount of negative 58,273 bbls (note i) and 2) PUD reserves production in the amount of negative 4,194 bbls (note l) in the Kruh Block;

(d)	The revisions of previous estimates of negative 290,926 bbls refers to the total amount of 1) net PDP reserves revision of previous estimates in the amount of 37,095 bbls (note m), and 2) net PUD reserves revision of previous estimates in the amount of negative 328,021 bbls (note p);

(e)	The Improved recovery in the amount of negative 7,346 bbls refers to the net share (57.56%) of crude oil production decrease of 12,763 bbls (note b) as a result of rescheduling of drilling program;

(f)	The net PDP and PUD production of negative 35,954 bbls refers to the sum of the net PDP production in the amount of negative 33,540 bbls (note o) and net PUD production in the amount of negative of 2,414 bbls (note r);

(g)	The revisions of previous estimates in the amount of 5,476 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling;

(h)	The extension and discoveries in the amount of 125,425 bbls refers to the gain of PDP reserves from the completion of two new wells, K-27 and K-28;

(i)	The PDP production in the amount of negative 58,273 bbls refers to the gross amount of PDP reserves produced in 2022;

(j)	The revisions of previous estimates in the amount of negative 1,127,456 bbls refers to the total gross amount of PUD reserves decrease from the 2,942,406 bbls in 2021 to 1,685,331 bbls in 2022 excluding the 125,425 bbls conversion of PUD to PDP;

(k)	The extension and discoveries in the amount of negative 125,425 bbls refers to the conversion of PUD reserves to PDP reserves as a result of the completion of two new wells, K-27 and K-28;

(l)	The PUD production in the amount of negative 4,194 bbls refers to the gross amount of PUD reserves produced in 2022;

(m)	The revision of previous estimates of net PDP reserves in the amount of 37,095 bbls refers to the sum of 1) net share difference (57.56% in 2022 as compared to 46.65% in 2021) of the beginning total PDP reserves in the amount of 311,211 bbls and 2) net share (57.56%) of revision of previous estimates of total PDP reserves estimates in the amount of 5,476 bbls (note g);

(n)	The net extension and discoveries in the amount of 72,191 bbls refers to the PDP reserves gain from the net share (57.56%) of the gross amount of 125,425 bbls oil (note h) converted from PUD reserves as a result of the completion of two new wells, K-27 and K-28;

(o)	The net PDP production in the amount of negative 33,540 bbls refers to the net share (57.56%) of gross amount of 58,273 bbls (note i) PDP reserves produced in 2022;

(p)	The revision of previous estimates of net PUD reserves in the amount of negative 328,021 bbls refers to the sum of 1) net share difference (57.56% in 2022 as compared to 46.65% in 2021) of the beginning total PUD reserves in the amount of 2,942,406 bbls, and 2) net share (57.56%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,127,456 bbls (note j);

(q)	The extension and discoveries amount of negative 72,191 bbls refers to the net share (57.56%) of the gross amount of 125,425 bbls (note h) PUD reserves converted to PDP reserves as a result of the completion of two new wells, K-27 and K-28;

(r)	The net PUD production in the amount of negative 2,414 bbls refers to the net share (57.56%) of gross amount of PUD reserves 4,194 bbls (note l) produced in 2022;

(1)	The revision of previous estimates in the amount of negative 988,090 bbls refers to the sum of 1) revision of previous PDP reserves estimate of 32,132 bbls (note 7) and 2) revision of previous PUD reserves of negative 1,020,222 bbls (note 10);

(2)	The improved recovery amount of negative 7,533 bbls refers to the decrease of crude oil produced from the Kruh Block in 2021 as compared to the prediction from previous year;

(3)	The production in the amount of negative 60,637 bbls refers to the total gross amount of crude oil produced from the Kruh Block in 2021;

(4)	The revisions of previous estimates in the amount of 983,291 bbls refer to the total amount of 1) 82,110 bbls of PDP reserves revisions, and 2) 1,065,401 bbls of PUD reserves revisions;

(5)	The improved recovery in the amount of negative 3,514 bbls refers to the net share (46.65%) of the PDP production decrease of negative 7,533 bbls in 2021;

(6)	The net PDP and PUD production in the amount of negative 28,288 bbls refers to the net share (46.65%) of gross amount of 57,181 bbls PDP reserves and 3,456 bbls PUD reserves produced in 2021;

(7)	The revisions of previous estimates in the amount of 32,132 bbls refers to the total gross amount of PDP reserves increase as a result of new drilling schedule and reserves revision;

(8)	The improved recovery in the amount of negative 7,533 bbls refers to the reduced amount of crude oil produced from the Kruh Block in 2021 compared to the prediction from the previous year;

(9)	The PDP production in the amount of negative 57,181 bbls refers to the gross amount of PDP reserves produced in 2021;

(10)	The revisions of previous estimates in the amount of negative 1,020,222 bbls refers to the total gross amount of PUD reserves decrease from the 4,070,520 bbls in 2020 to 2,942,406 bbls in 2021 excluding the 104,436 bbls conversion of PUD to PDP and 3,514 bbls reduction due to rescheduling of drilling schedule and reserves revision;

(11)	The revision of previous estimates of net PDP reserves in the amount of negative 82,110 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PDP reserves in the amount of 239,357 bbls, 2) net share (46.65%) of revision of previous estimates of total PDP reserves estimates in the amount of 32,132 bbls, and 3) net difference of Non-shareable oil (NSO) transferred to Pertamina between 2020 and 2021 and a revision of 47,515 bbls.

(12)	The net PDP production in the amount of negative 26,676 bbls refers to the net share (46.65%) of gross amount of 57,181 bbls PDP reserves produced in 2021;

(13)	The revision of previous estimates of net PUD reserves in the amount of negative 1,065,401 bbls refers to the sum of 1) net share difference (46.65% in 2021 as compared to 61.13% in 2020) of the beginning total PUD reserves in the amount of 4,070,520 bbls, and 2) net share (46.65%) of revision of previous estimates of total PUD reserves estimates in the amount of negative 1,020,222 bbls.

SCHEDULE OF STANDARDIZED MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS RELATING TO PROVED OIL AND GAS RESERVES

	As of December 31,
	2022	2021
Future cash inflows	$114,735,610	$101,718,042
Future production costs (1)	(64,815,304)	(43,837,125)
Future development costs	(29,404,571)	(34,285,268)
Future income tax expenses	(7,591,667)	(11,284,102)
Future net cash flows	$12,924,068	$12,311,547
10% annual discount for estimated timing of cash flows	(4,690,738)	(4,714,315)
Standardized measure of discounted future net cash flows at the end of the year	$8,233,330	$7,597,232

(1)	Production costs include oil and gas operations expense, production ad valorem taxes, transportation costs and general and administrative expense supporting the Company’s oil and gas operations.

SCHEDULE OF AVERAGE PRICES
	Years ended December 31,
	2022	2021	2020
Average crude oil price per Bbl	$96.94	$67.02	$37.58

SCHEDULE OF SOURCES OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS

Principal changes in the aggregate standardized measure of discounted future net cash flows attributable to the Company’s proved crude oil and natural gas reserves at year end are set forth in the table below.

	Year ended December 31,
	2022	2021	2020
Standardized measure of discounted future net cash flows at the beginning of the year	$7,597,232	$5,579,842	$10,120,562
Extensions, discoveries and improved recovery, less related costs	500,000	500,000	500,000
Revisions of previous quantity estimates	(19,526,823)	(14,979,996)	6,073,161)
Changes in estimated future development costs	340,200	4,046,951	811,043
Purchases (sales) of minerals in place	-	-	-
Net changes in prices and production costs	15,310,987	19,129,705	(21,967,808)
Accretion of discount	23,577	638,201	2,377,063
Sales of oil and gas produced, net of production costs	(4,244,775)	(4,328,719)	(2,536,006)
Development costs incurred during the period	4,540,497	2,724,238	201,946
Change in timing of estimated future production and other	-	-	-
Net change in income taxes	3,692,435	(5,712,990)	9,999,882
Standardized measure of discounted future net cash flows at the end of the year	$8,233,330	$7,597,232	$5,579,842